Pay vs Performance Disclosure - USD ($)			5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 04, 2025	Mar. 20, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year(a)	SCT Total for PEO(b)	Compensation Actually Paid to PEO(c)(1)	Average SCT Total for Non-PEO NEOs(d)(2)	Average Compensation Actually Paid to Non-PEO NEOs(e)(2)	GAAP Net Income(f) (in thousands)	Company TSR(g)*
2025	$1,617,819	$1,655,406	$1,009,840	$733,534		$12.85
August 1 – December 31 (Successor)					$(351,123)
January 1 – July 31 (Predecessor)					$1,454,658
2024	$1,974,568	$1,851,708	$1,257,982	$1,195,506	$(215,150)	$20.57

*
TSR represents the total return earned by a stockholder over a specified period, assuming the investment is held throughout that period. TSR reflects changes in the Company’s stock price plus the value of any dividends paid, expressed as the value of a hypothetical $100 investment made at the beginning of the measurement period.

(1)
The following table contains a reconciliation of the amounts reflected in the SCT for Mr. Jonovic for each year covered in the pay for performance table above (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Jonovic for each such covered year (as reported in column (c), above).

A. Jonovic Compensation Actually Paid (PEO)
Adjustment / Amount	FY 2024	FY 2025
Total Compensation from SCT	$1,974,568	$1,617,819
Less: Grant date fair value of equity awards (SCT):	$(1,079,411)	$(924,922)
Plus: Year-end fair value of current year equity awards:	$956,551(a)	$—
Plus: Change in fair value of prior year equity awards:	$—	$114,084(b)
Plus: Fair value of current year equity awards vested during the fiscal year:	$—	$848,425(c)
Less: Fair value of forfeited awards during the fiscal year	$—	$—
Compensation Actually Paid (“CAP”)	$1,851,708	$1,655,406

(a)
FY 2024: 87,757 shares × $10.90 (December 31, 2024 price) = $956,551

(b)
2024 RSU grants: 87,757 shares x ($12.20 (March 20, 2025 price) – $10.90 (December 31, 2024 price)) = $114,084

(c)
2025 RSU grants: 69,543 shares x $12.20 (March 20, 2025 price) = $848,425

(2)
Our other named executive officers are Messrs. Avramovic and Robu. The following tables contain a reconciliation of the amounts reflected for each of them in the SCT and the Compensation Actually Paid to each of them along with a calculation of the averages used in the table above.

D. Avramovic Compensation Actually Paid (NON-PEO NEO)
Adjustment / Amount	FY 2024	FY 2025
Total Compensation from SCT	$1,030,123	$841,212
Less: Grant date fair value of equity awards (SCT):	$(376,472)	$(334,282)
Plus: Year-end fair value of current year equity awards:	$333,622(a)	$171,163(a)
Plus: Change in fair value of prior year equity awards:	$—	$11,222(b)
Plus: Fair value of current year equity awards vested during the fiscal year:	$—	$—
Less: Fair value of forfeited awards during the fiscal year	$—	$—
CAP	$987,274	$689,315

(a)
FY 2024: 30,607 shares × $10.90 (December 31, 2024 price) = $333,622
FY 2025: 25,134 shares × $6.81 (December 31, 2025 price) = $171,163

(b)
2024 RSU grants: 10,202 shares x ($12.20 (March 20, 2025 price) – $10.90 (December 31, 2024 price)) + 20,405 shares x ($10.80 (April 4, 2025 price) – $10.90 (December 31, 2024 price)) = $11,222

V. Robu Compensation Actually Paid (NON-PEO NEO)
Adjustment / Amount	FY 2024	FY 2025
Total Compensation from SCT	$1,485,840	$1,178,467
Less: Grant date fair value of equity awards (SCT):	$(721,332)	$(545,406)
Plus: Year-end fair value of current year equity awards:	$639,229(a)	$279,264(a)
Plus: Change in fair value of prior year equity awards:	$—	$(134,572)(b)
Plus: Fair value of current year equity awards vested during the fiscal year:	$—	$—
Less: Fair value of forfeited awards during the fiscal year	$—	$—
CAP	$1,403,737	$777,753

(a)
FY 2024: 58,644 shares × $10.90 (December 31, 2024 price) = $639,229
FY 2025: 41,008 shares × $6.81 (December 31, 2025 price) = $279,264

(b)
2024 RSU grants: 19,548 shares x ($12.20 (March 20, 2025 price) – $10.90 (December 31, 2024 price)) + 39,116 shares x ($6.81 (December 31, 2025 price) – $10.90 (December 31, 2024 price)) = $(134,572)

Average NON-PEO NEO SCT Total	FY 2024	FY 2025
Total Compensation from SCT (Avramovic)	$1,030,123	$841,212
Total Compensation from SCT (Robu)	$1,485,840	$1,178,467
Average SCT Total	$1,257,982	$1,009,840
Average NON-PEO NEO CAP	FY 2024	FY 2025
CAP (Avramovic)	$987,274	$689,315
CAP (Robu)	$1,403,737	$777,753
Average CAP	$1,195,506	$733,534

PEO Total Compensation Amount					$ 1,617,819	$ 1,974,568
PEO Actually Paid Compensation Amount					$ 1,655,406	1,851,708
Adjustment To PEO Compensation, Footnote
(1)
The following table contains a reconciliation of the amounts reflected in the SCT for Mr. Jonovic for each year covered in the pay for performance table above (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Jonovic for each such covered year (as reported in column (c), above).

A. Jonovic Compensation Actually Paid (PEO)
Adjustment / Amount	FY 2024	FY 2025
Total Compensation from SCT	$1,974,568	$1,617,819
Less: Grant date fair value of equity awards (SCT):	$(1,079,411)	$(924,922)
Plus: Year-end fair value of current year equity awards:	$956,551(a)	$—
Plus: Change in fair value of prior year equity awards:	$—	$114,084(b)
Plus: Fair value of current year equity awards vested during the fiscal year:	$—	$848,425(c)
Less: Fair value of forfeited awards during the fiscal year	$—	$—
Compensation Actually Paid (“CAP”)	$1,851,708	$1,655,406

(a)
FY 2024: 87,757 shares × $10.90 (December 31, 2024 price) = $956,551

(b)
2024 RSU grants: 87,757 shares x ($12.20 (March 20, 2025 price) – $10.90 (December 31, 2024 price)) = $114,084

(c)
2025 RSU grants: 69,543 shares x $12.20 (March 20, 2025 price) = $848,425

Non-PEO NEO Average Total Compensation Amount					$ 1,009,840	1,257,982
Non-PEO NEO Average Compensation Actually Paid Amount					$ 733,534	1,195,506
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Our other named executive officers are Messrs. Avramovic and Robu. The following tables contain a reconciliation of the amounts reflected for each of them in the SCT and the Compensation Actually Paid to each of them along with a calculation of the averages used in the table above.

D. Avramovic Compensation Actually Paid (NON-PEO NEO)
Adjustment / Amount	FY 2024	FY 2025
Total Compensation from SCT	$1,030,123	$841,212
Less: Grant date fair value of equity awards (SCT):	$(376,472)	$(334,282)
Plus: Year-end fair value of current year equity awards:	$333,622(a)	$171,163(a)
Plus: Change in fair value of prior year equity awards:	$—	$11,222(b)
Plus: Fair value of current year equity awards vested during the fiscal year:	$—	$—
Less: Fair value of forfeited awards during the fiscal year	$—	$—
CAP	$987,274	$689,315

(a)
FY 2024: 30,607 shares × $10.90 (December 31, 2024 price) = $333,622
FY 2025: 25,134 shares × $6.81 (December 31, 2025 price) = $171,163

(b)
2024 RSU grants: 10,202 shares x ($12.20 (March 20, 2025 price) – $10.90 (December 31, 2024 price)) + 20,405 shares x ($10.80 (April 4, 2025 price) – $10.90 (December 31, 2024 price)) = $11,222

V. Robu Compensation Actually Paid (NON-PEO NEO)
Adjustment / Amount	FY 2024	FY 2025
Total Compensation from SCT	$1,485,840	$1,178,467
Less: Grant date fair value of equity awards (SCT):	$(721,332)	$(545,406)
Plus: Year-end fair value of current year equity awards:	$639,229(a)	$279,264(a)
Plus: Change in fair value of prior year equity awards:	$—	$(134,572)(b)
Plus: Fair value of current year equity awards vested during the fiscal year:	$—	$—
Less: Fair value of forfeited awards during the fiscal year	$—	$—
CAP	$1,403,737	$777,753

(a)
FY 2024: 58,644 shares × $10.90 (December 31, 2024 price) = $639,229
FY 2025: 41,008 shares × $6.81 (December 31, 2025 price) = $279,264

(b)
2024 RSU grants: 19,548 shares x ($12.20 (March 20, 2025 price) – $10.90 (December 31, 2024 price)) + 39,116 shares x ($6.81 (December 31, 2025 price) – $10.90 (December 31, 2024 price)) = $(134,572)

Average NON-PEO NEO SCT Total	FY 2024	FY 2025
Total Compensation from SCT (Avramovic)	$1,030,123	$841,212
Total Compensation from SCT (Robu)	$1,485,840	$1,178,467
Average SCT Total	$1,257,982	$1,009,840
Average NON-PEO NEO CAP	FY 2024	FY 2025
CAP (Avramovic)	$987,274	$689,315
CAP (Robu)	$1,403,737	$777,753
Average CAP	$1,195,506	$733,534

Total Shareholder Return Amount					$ 12.85	20.57
Net Income (Loss)			$ (351,123,000)	$ 1,454,658,000		(215,150,000)
PEO Name					Mr. Jonovic
Andrej Jonovic [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,617,819	1,974,568
PEO Actually Paid Compensation Amount					1,655,406	1,851,708
Dejan Avramovic [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount					841,212	1,030,123
Non-PEO NEO Average Compensation Actually Paid Amount					689,315	987,274
Vitalie Robu [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount					1,178,467	1,485,840
Non-PEO NEO Average Compensation Actually Paid Amount					777,753	1,403,737
PEO [Member] | Andrej Jonovic [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(924,922)	(1,079,411)
PEO [Member] | Andrej Jonovic [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 956,551
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted						87,757
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share						$ 10.9
PEO [Member] | Andrej Jonovic [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					114,084
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted		87,757
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share		$ 12.2				$ 10.9
PEO [Member] | Andrej Jonovic [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					848,425
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted		69,543
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share		$ 12.2
PEO [Member] | Andrej Jonovic [Member] | Fair Value Of Forfeited Awards During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Dejan Avramovic [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(334,282)	(376,472)
Non-PEO NEO [Member] | Dejan Avramovic [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 171,163	$ 333,622
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					25,134	30,607
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share					$ 6.81	$ 10.9
Non-PEO NEO [Member] | Dejan Avramovic [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 11,222
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	20,405	10,202
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share	$ 10.8	$ 12.2				$ 10.9
Non-PEO NEO [Member] | Dejan Avramovic [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Dejan Avramovic [Member] | Fair Value Of Forfeited Awards During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Vitalie Robu [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(545,406)	(721,332)
Non-PEO NEO [Member] | Vitalie Robu [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 279,264	$ 639,229
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					41,008	58,644
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share					$ 6.81	$ 10.9
Non-PEO NEO [Member] | Vitalie Robu [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (134,572)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted		19,548			39,116
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share		$ 12.2			$ 6.81	$ 10.9
Non-PEO NEO [Member] | Vitalie Robu [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Vitalie Robu [Member] | Fair Value Of Forfeited Awards During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount